Cover	Sep. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2023
Entity File Number	001-13643
Entity Registrant Name	ONEOK, INC.
Entity Central Index Key	0001039684
Entity Tax Identification Number	73-1520922
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 West Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	588-7000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.01
Trading Symbol	OKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable